Average Annual Total Returns{- Fidelity® Series Short-Term Credit Fund} - 08.31 Fidelity Series Short-Term Credit Fund Series PRO-08 - Fidelity® Series Short-Term Credit Fund	Fidelity Series Short-Term Credit Fund-Default Return Before Taxes Past 1 year	Fidelity Series Short-Term Credit Fund-Default Return Before Taxes Past 5 years	Fidelity Series Short-Term Credit Fund-Default Return Before Taxes Since Inception		Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions and Sales Since Inception		IX139 Past 1 year	IX139 Past 5 years	IX139 Since Inception
Total	(0.27%)	2.40%	2.01%	[1]	(0.96%)	1.48%	1.20%	[1]	(0.08%)	1.45%	1.19%	[1]	(0.17%)	2.35%	2.08%	[1]

[1]	(a)From March 27, 2015